Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2023
Securitizations and Variable Interest Entities [Abstract]
Transfers with Continuing Involvement
Table 16.1 presents information about transfers of assets during the periods presented for which we recorded the transfers as sales and have continuing involvement with the transferred assets. In connection with these transfers, we received proceeds and recorded servicing assets, securities, and loans. Each of these interests are initially measured at fair value. Servicing rights are classified as Level 3 measurements, and generally securities are classified as Level 2. The majority of our transfers relate to residential mortgage securitizations with the GSEs or GNMA and generally result in no gain or loss because the loans are measured at fair value on a recurring basis. Additionally, we may transfer certain government insured loans that we previously repurchased. These loans are carried at the lower of cost or market, and we recognize gains on such transfers when the market value is greater than the carrying value of the loan when it is sold.
Table 16.1: Transfers with Continuing Involvement

	Year ended December 31,
	2023		2022		2021
(in millions)	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages
Assets sold	$13,823	8,872	75,582	13,735	157,063	18,247
Proceeds from transfer (1)	13,823	9,017	75,634	13,963	157,852	18,563
Net gains (losses) on sale	—	145	52	228	789	316

Continuing involvement (2):
Servicing rights recognized	$157	73	966	128	1,636	166
Securities recognized (3)	—	94	2,062	189	23,188	173
Loans recognized	—	—	—	—	926	—
(1)Represents cash proceeds and the fair value of non-cash beneficial interests recognized at securitization settlement.
(2)Represents assets or liabilities recognized at securitization settlement date related to our continuing involvement in the transferred assets.
(3)Represents debt securities obtained at securitization settlement held for investment purposes that are classified as available-for-sale or held-to-maturity. In 2022 and 2021, these predominantly related to agency securities. Excludes trading debt securities held temporarily for market-marking purposes, which are sold to third parties at or shortly after securitization settlement, of $6.0 billion, $19.0 billion, and $40.7 billion, during the years ended December 31, 2023, 2022 and 2021, respectively.

Residential MSRs – Assumptions at Securitization Date
Table 16.2 presents the key weighted-average assumptions we used to initially measure residential MSRs recognized during the periods presented.

Table 16.2: Residential MSRs – Assumptions at Securitization Date

	Year ended December 31,
	2023	2022	2021
Prepayment rate (1)	16.8%	12.4	13.7
Discount rate	9.7	8.0	5.9
Cost to service ($ per loan)	$178	110	91
(1)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

Sold or Securitized Loans Serviced for Others
Table 16.3 presents information about loans that we have originated and sold or securitized in which we have ongoing involvement as servicer. For loans sold or securitized where servicing is our only form of continuing involvement, we generally experience a loss only if we were required to repurchase a delinquent loan or foreclosed asset due to a breach in representations and warranties associated with our loan sale or servicing contracts. Table 16.3 excludes mortgage loans sold to and held or securitized by GSEs or GNMA of $592.5 billion and $704.5 billion at December 31, 2023 and 2022, respectively. Delinquent loans include loans 90 days or more past due and loans in bankruptcy, regardless of delinquency status. Delinquent loans and foreclosed assets related to loans sold to and held or securitized by GSEs and GNMA were $3.4 billion and $4.6 billion at December 31, 2023 and 2022, respectively.
Table 16.3: Sold or Securitized Loans Serviced for Others

					Net charge-offs
	Total loans		Delinquent loans and foreclosed assets (1)		Year ended December 31,
(in millions)	Dec 31, 2023	Dec 31, 2022	Dec 31, 2023	Dec 31, 2022	2023	2022
Commercial	$67,232	67,029	1,000	912	114	49
Residential	8,311	9,201	393	501	19	14
Total off-balance sheet sold or securitized loans	$75,543	76,230	1,393	1,413	133	63
(1)Includes $163 million and $274 million of commercial foreclosed assets and $22 million and $25 million of residential foreclosed assets at December 31, 2023 and 2022, respectively.

Unconsolidated VIEs
Table 16.4 provides a summary of our exposure to the unconsolidated VIEs described above, which includes investments in securities, loans, guarantees, liquidity agreements, commitments and certain derivatives. We exclude certain transactions with unconsolidated VIEs when our continuing involvement is temporary or administrative in nature or insignificant in size.
In Table 16.4, “Total VIE assets” represents the remaining principal balance of assets held by unconsolidated VIEs using the most current information available. “Carrying value” is the amount in our consolidated balance sheet related to our involvement with the unconsolidated VIEs. “Maximum exposure to loss” is determined as the carrying value of our investment in the VIEs excluding the unconditional repurchase options that have not been exercised, plus the remaining undrawn liquidity and lending commitments, the notional amount of net written derivative contracts, and generally the notional amount of, or stressed loss estimate for, other commitments and guarantees.
Debt, guarantees and other commitments include amounts related to lending arrangements, liquidity agreements, and certain loss sharing obligations associated with loans originated, sold, and serviced under certain GSE programs.
“Maximum exposure to loss” represents estimated loss that would be incurred under severe, hypothetical circumstances, for which we believe the possibility is extremely remote, such as where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. Accordingly, this disclosure is not an indication of expected loss.

Table 16.4: Unconsolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2023
Nonconforming mortgage loan securitizations	$154,730	—	2,471	—	591	(8)	3,054
Commercial real estate loans	5,588	5,571	—	—	17	—	5,588
Other	1,898	213	—	47	17	—	277
Total	$162,216	5,784	2,471	47	625	(8)	8,919
		Maximum exposure to loss
		Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming mortgage loan securitizations		$—	2,471	—	591	8	3,070
Commercial real estate loans		5,571	—	—	17	700	6,288
Other		213	—	47	17	158	435
Total		$5,784	2,471	47	625	866	9,793
		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2022
Nonconforming mortgage loan securitizations	$154,464	—	2,420	—	617	(13)	3,024
Commercial real estate loans	5,627	5,611	—	—	16	—	5,627
Other	2,174	292	1	43	21	—	357
Total	$162,265	5,903	2,421	43	654	(13)	9,008
		Maximum exposure to loss
		Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming mortgage loan securitizations		$—	2,420	—	617	13	3,050
Commercial real estate loans		5,611	—	—	16	705	6,332
Other		292	1	43	21	228	585
Total		$5,903	2,421	43	654	946	9,967
(1)Includes $301 million and $172 million of securities classified as trading at December 31, 2023 and 2022, respectively.
(2)All other assets includes mortgage servicing rights, derivative assets, and other assets (predominantly servicing advances).

LIHTC Investments
Table 16.5 summarizes the amortization of our LIHTC investments and the related tax credits and other tax benefits that are recognized in income tax expense/(benefit) on our consolidated statement of income.
Table 16.5: LIHTC Investments

	Year ended December 31,
(in millions)	2023	2022	2021
Proportional amortization of investments	$1,650	1,549	1,545
Tax credits and other tax benefits	(1,899)	(1,834)	(1,783)
Net expense/(benefit) recognized within income tax expense	$(249)	(285)	(238)

Transactions with Consolidated VIEs
Table 16.6 presents a summary of financial assets and liabilities of our consolidated VIEs. The carrying value represents assets and liabilities recorded on our consolidated balance sheet. “Total VIE assets” includes affiliate balances that are eliminated upon consolidation, and therefore in some instances will differ from the carrying value of assets.
On our consolidated balance sheet, we separately disclose (1) the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs, and (2) the consolidated liabilities of certain VIEs for which the VIE creditors do not have recourse to Wells Fargo.
Table 16.6: Transactions with Consolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities	All other assets (1)	Liabilities (2)
December 31, 2023
Commercial and industrial loans and leases	$7,579	4,880	—	203	(115)
Other	232	—	—	232	—
Total consolidated VIEs	$7,811	4,880	—	435	(115)
December 31, 2022
Commercial and industrial loans and leases	$7,148	4,802	—	190	(129)
Other	72	—	71	1	(72)
Total consolidated VIEs	$7,220	4,802	71	191	(201)
(1)All other assets includes loans held for sale and other assets.
(2)Liabilities include short-term borrowings, and accrued expenses and other liabilities.